Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Activity of Accumulated Other Comprehensive Income (Loss)
The activity for each item of accumulated other comprehensive income (loss) is as follows:

	Foreign currency items	Pension and other post-retirement benefit plans	Derivative Instruments	Accumulated other comprehensive income (loss)
Balance - December 31, 2022	$(24,811)	$(11,512)	$4,773	$(31,550)
Net current period change	1,584	(178)	7,627	9,033
Amounts reclassified into earnings	—	(206)	(7,561)	(7,767)
Balance - December 31, 2023	$(23,227)	$(11,896)	$4,839	$(30,284)
Net current period change	(7,435)	53	(6,262)	(13,644)
Amounts reclassified into earnings	—	384	201	585
Balance - December 31, 2024	$(30,662)	$(11,459)	$(1,222)	$(43,343)

Summary of Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)
The related tax effects allocated to each component of other comprehensive income (loss) for the years ended December 31, 2024 and 2023 are as follows:

2024	Before Tax Amount	Tax Expense	After Tax Amount
Net current period change
Cumulative translation adjustment	$(7,435)	$—	$(7,435)
Net actuarial gain and prior service credit	(108)	161	53
Derivative instruments	(8,294)	2,032	(6,262)
Net unrealized gain (loss)	(15,837)	2,193	(13,644)
Amounts reclassified into earnings:
Actuarial loss and prior service cost	384	—	384
Derivative instruments activity	299	(98)	201
Net realized gain (loss)	683	(98)	585
Total other comprehensive income (loss)	$(15,154)	$2,095	$(13,059)

2023	Before Tax Amount	Tax Expense	After Tax Amount
Net current period change
Cumulative translation adjustment	$1,584	$—	$1,584
Net actuarial gain and prior service credit	(438)	260	(178)
Derivative instruments	9,792	(2,165)	7,627
Net unrealized gain (loss)	10,938	(1,905)	9,033
Amounts reclassified into earnings:
Actuarial loss and prior service cost	(206)	—	(206)
Derivative instruments activity	(10,085)	2,524	(7,561)
Net realized gain (loss)	(10,291)	2,524	(7,767)
Total other comprehensive income	$647	$619	$1,266